SCHEDULE OF RECONCILIATION OF TOTAL INCOME TAX RATE TO THE EFFECTIVE INCOME TAX RATE (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income before tax expenses:		$ (1,160,962)	$ 4,668,811	$ 5,999,995
Tax at Singapore statutory rate of 17%	[1]	(197,364)	793,698	1,019,999
Tax effect of expenses that are not deductible in determining taxable profit		140,479	51,953	26,989
Non-taxable income		(19,560)	(21,389)	(26,850)
Current year loss for which deferred tax asset is not recognized				19,080
Tax exemption		(36,908)	(15,052)	(12,959)
Overprovision current taxation in respect of prior year		(29,659)	(26,782)	(5,508)
Overprovision of deferred tax assets for prior year				(102)
Effect of Different Tax Rates in Other Jurisdiction		307,574	43,498
Others				24,862
Reversal arising from amortization of acquired customer relationship intangible assets		(8,854)
Income tax expense		$ 155,708	$ 825,926	$ 1,045,511
SINGAPORE
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		17.00%

[1]	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.